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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-01466

                          Pioneer Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2007 through June 30, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


                                    PIONEER
                                    -------
                                      FUND

                                     PIODX
                                 Ticker Symbol


                                   Semiannual
                                     Report

                                    6/30/07

                                     [logo] PIONEER
                                            Investments(R)

 Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                         2
Portfolio Management Discussion               4
Portfolio Summary                             9
Prices and Distributions                     10
Performance Update                           11
Comparing Ongoing Fund Expenses              17
Schedule of Investments                      19
Financial Statements                         28
Notes to Financial Statements                38
Trustees, Officers and Service Providers     46

                                                                     President's


Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. Those were particularly useful guides during the past year, as U.S. and global stock and bond markets grew strongly during the period.

In the first half of 2007, U.S. equity markets proved resilient in the face of a slowing economy. The Standard & Poor's 500 Stock Index set a record high in late May and returned 7% in the first half of the year. The Dow Jones Industrial Average returned 9%, building on a five-year bull market. International developed and emerging markets equities performed even better than U.S. equities, with the MSCI EAFE (developed market) Index returning 11% and the MSCI Emerging Markets Index returning 18% in the first half of 2007.

The general U.S. bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned 1% in the first half, as rising bond yields produced price declines that partially offset income earned. The high yield market, as measured by the Merrill Lynch High Yield Bond Master II Index, returned 3%, reflecting its higher yields and continuing investor confidence in the strength of the U.S. economy.

The United States has enjoyed a cyclical recovery with strong economic growth. While the growth has slowed recently, we believe that continuing growth at a moderate rate appears to be more likely than a recession. Slowing growth was due in large part to a decline in the rate of new home construction and in part to the lagging effects of rising energy and commodity prices as well as rising short-term interest rates. Slowing economic activity is also due in part to the natural maturation of the cyclical expansion as U.S. factories approach full utilization and the labor market approaches full employment. This slowdown is therefore not entirely unwelcome, as it reduces the threat of higher inflation.


The Federal Reserve Board (the Fed) continues to highlight its commitment to keeping inflationary pressures contained. This is in keeping with "best practices" among the world's central banks: low and stable inflation is believed to be the best backdrop for stable economic growth and low average unemployment over the long term. Keeping inflation low is also an important support for stock and bond valuations, and so the Fed's policy is investor-friendly.

Letter


In Europe, solid GDP growth driven by a positive operating environment for European companies, especially those that are benefiting from strong export markets for their goods and services, is driving unemployment lower and supporting growing consumption. European inflationary pressures appear to be largely under control, with the European Central bank remaining strongly vigilant. Japanese economic growth continues to make progress, and the country has become a more attractive market as deflationary problems recede. Economic growth in emerging market countries remains faster than in the developed world as they continue to "catch up." Leading the way is China, which continues its rise as a world economic power.

Looking forward, we believe that the overall climate for equity investors generally will continue to be positive, although valuations are less attractive than they were a year ago, and a correction after a period of strong performance is possible. Rising yields have depressed year-to-date bond returns, but increased the attractiveness of bonds looking forward.

Sudden swings in the markets are always to be expected. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage shareholders to work closely with their financial advisor to find the mix of stocks, bonds and money market assets that is aligned to their particular risk tolerance and investment objective.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/07
--------------------------------------------------------------------------------

In the following discussion, portfolio manager John Carey discusses the performance of Pioneer Fund, as well as the investment environment over the six-month period ended June 30, 2007.

Q: How did the fund perform during the period relative to its benchmark and peer group?

A: The U.S. stock market rose in the first half of 2007. Despite a slower economy in the U.S. and some fall off in the rate of corporate earnings growth, investors, appearing to take heart from the more positive outlook for later in the year and into 2008, continued to drive share prices higher. For the six months ended June 30, 2007, Pioneer Fund Class A shares achieved a total return of 8.02% at net asset value. By comparison, the Standard & Poor's 500 Index (the S&P 500), an unmanaged index of the broad U.S. stock market, showed a total return of 6.96%, and the average return of the 843 funds in the Lipper Analytical Services large-cap core category was 6.94%.

    The outperformance by the portfolio of its market benchmark, the S&P 500, was attributable principally to stock selection, though sector allocations were also, on balance, positive. Our stock selection was particularly strong in consumer discretionary, industrials, materials, and health care. In sector allocation, our large underweight in the poorly performing financial services sector and our overweights in the materials, industrials, and telecommunications services sectors - all of which saw above-average performance - were key factors. The most notable detractor from performance was our underweight in the top-performing energy sector. Within energy, we also emphasized oil and natural gas producers, and the better performing energy stocks were the oil services names.

    Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q: Which Fund holdings produced relative outperformance during the first half of the year?

A: Rio Tinto, the global mining company, was a standout performer, as it rode the wave of robust commodities prices and also benefited from merger and acquisition speculation and activity. PACCAR, the builder of heavy-duty trucks, did very well in the period. Its earnings held up better than had been anticipated in the wake of new diesel engine regulations that had led to major buying in advance of their effective date. Johnson Controls, best known for its automotive interiors, sparked investor interest with the very strong results it posted from its other businesses - batteries and building controls. Nokia saw good increases in its cellular telephone handset sales. John Wiley & Sons rose as it began to realize cost-saving opportunities from its recent acquisition of Blackwell Publishing.

    Other contributors to outperformance were Deere, Alcoa, and AT&T. Deere, a supplier of agricultural equipment, has gained due to a boom in the farm economy buoyed by high food-commodity prices. Alcoa, the aluminum company, rose on strong earnings and a favorable, longer-term supply and demand outlook for its metal. Finally, AT&T, like Wiley, began showing impressive "synergies" from its acquisition of BellSouth. Late in the period, AT&T's stock also saw a "halo effect" from the introduction of Apple Computer's iPhone: AT&T is the exclusive supplier of wireless service to users of those devices.

Q:  Which holdings underperformed?

A: Speaking of Apple, our biggest performance detractor was our not owning any shares of that high flyer. Among stocks we did own, McGraw-Hill suffered by association - through its Standard & Poor's (S&P) credit-rating business - with the still-unfolding debacle in structured-credit products. We are watching that situation closely to see what liability
    S&P may ultimately incur. Otherwise, though, McGraw-Hill is doing quite well, notably in its textbook publishing operations. Motorola - also speaking of Apple - has fallen behind again in its cellular phone product offerings, but we are expecting new product launches over the next few months to help.

Pioneer Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/07                            (continued)
--------------------------------------------------------------------------------

    In connection with underperformance, we might also single out National City, a long-term holding of the Fund. It is a banking enterprise based in Cleveland, Ohio, providing a full range of retail and commercial banking services. Unfortunately, the bank became involved in so-called "sub-prime" mortgage lending a few years back - that is, issuing mortgages to home buyers who would not have qualified for their mortgage under more traditional lending criteria - and even though the bank did its best to get out of that business in 2006, it still had some residual exposure. We think that the bank will see its way through this tough period, and we are encouraged by new markets the bank is developing in Chicago and Milwaukee.

Q: Over the first half of the year, what changes did you make to the portfolio, and what drove those changes?

A: We added four positions to the portfolio and eliminated twelve. New were Coca-Cola, J.C. Penney, Kraft Foods, and Delta Air Lines. Coke, a name we have owned before, seems finally to be benefiting from operational changes - especially overseas - it has made over the past few years. J.C. Penney has also been a story of sharp improvement. The department store retailer now has one of the more ambitious and compelling growth plans in its industry. Kraft Foods, newly re-established as an independent company, has major potential for improving the growth and profitability of its brands, in which Altria, its previous owner, underinvested for years. Lastly, Delta has just emerged from bankruptcy - in, we think, very good financial shape - and should be able to capitalize in the years ahead on its extensive overseas routes as well as its older domestic business.

    Sales included oil companies ConocoPhillips and Occidental Petroleum. We have been concerned that earnings in the energy sector may not be sustainable. Certainly, costs have risen sharply for energy companies - costs only offset by high oil prices, which may not last. We sold Macy's, Wal-Mart, and Costco so that we could buy J.C. Penney. Since we stay substantially fully invested at all times, we generally need to sell or reduce current and, in our view, less attractive positions when we decide we want to buy something new. Omnicom, the advertising group, had been a long-term disappointment, and we took the opportunity of a stronger share price to exit at a gain. We also sold Johnson & Johnson, a

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    stock we had held for many years. We worried that the company may no longer be able to achieve the internal rates of growth it once had. Other sales included Idearc, Amgen, Advanced Micro Devices, and PG&E and owed to a variety of considerations. BellSouth was of course acquired by AT&T.

Q: How do you view the large-cap segment of the market going forward, given the Federal Reserve Board's apparent holding pattern on interest rates and the slower growth rate of the U. S. economy? What is your overall outlook on the rest of the year?

A: Large market-capitalization equities are usually considered to be those companies with $10 to $15 billion or more in stock-market value. Companies of that size have normally been in business for some time and demonstrated their staying power during all phases of the business cycle. There are no guarantees, however, that any of them, even the very largest of the large caps, or the bluest of the blue chips, will make it through the next cycle. There is also no guarantee that the stocks will perform well even if the companies do make it. In fact, large companies, too, can go "belly up," and big-cap stocks also can be quite mangy "dogs." We can all recite names of once-great companies that no longer exist - of whole industries, in fact, that have fallen by the wayside.

    Right now we are seeing some "catch up" in performance by the large caps after about six years of better performance in the small- and mid-cap segments. We believe part of that is attributable to the superior values currently to be found in the large-cap segment. Part of it may also be explainable by the exposure that lots of the big companies have to the faster-growing overseas economy, meaning that they could continue to grow even if the U.S. economy continued to slow. Finally, the stiff interest rate regimen imposed by the Federal Reserve Board under its new leadership favors companies less in need of loans to finance expansion, which also tend to be the bigger fish in the economic pond.

    While we do think that the portfolio, with its focus on the large caps, is well positioned for the stock market as it may develop over the balance of the year, we note that pressures on the market can be felt along the whole range of market caps when investors get jumpy. So we can offer no assurances with respect to portfolio performance.

Pioneer Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/07                            (continued)

--------------------------------------------------------------------------------

     Thank you as ever for your faithful support.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/07
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[the following data is represented as a pie chart in the printed material]

U.S. Common Stocks                              89.3%
Temporary Cash Investments                       4.6%
Depositary Receipts for International Stocks     3.7%
International Common Stocks                      2.4%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[the following data is represented as a pie chart in the printed material]

Financials                                      14.8%
Industrials                                     14.7%
Information Technology                          14.0%
Consumer Discretionary                          13.7%
Health Care                                     13.1%
Consumer Staples                                11.8%
Energy                                           6.9%
Materials                                        5.4%
Telecommunication Services                       4.7%
Utilities                                        0.9%

10 Largest Holdings
--------------------------------------------------------------------------------
(as a percentage of equity holdings)*

------------------------------------------------
    1.   AT&T Corp.                 3.56%
------------------------------------------------
    2.   Chevron Corp.              2.68
------------------------------------------------
    3.   McGraw-Hill Co., Inc.      2.62
------------------------------------------------
    4.   PACCAR, Inc.               2.14
------------------------------------------------
    5.   John Wiley & Sons, Inc.    2.08
------------------------------------------------
    6.   Norfolk Southern Corp.     1.97
------------------------------------------------
    7.   Johnson Controls, Inc.     1.84
------------------------------------------------
    8.   Target Corp.               1.79
------------------------------------------------
    9.   Deere & Co.                1.76
------------------------------------------------
   10.   Rio Tinto Plc              1.70

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class   6/30/07   12/31/06
 -----   -------   --------
    A    $51.77    $48.10
    B    $50.51    $46.98
    C    $49.94    $46.44
    R    $51.81    $48.16
    Y    $51.89    $48.23

 Class   6/30/07   4/30/07
 -----   -------   -------
    Z    $51.73   $50.61

Distributions Per Share
--------------------------------------------------------------------------------

                       1/1/07 - 6/30/07
                       ----------------
         Net Investment     Short-Term      Long-Term
 Class       Income       Capital Gains   Capital Gains
 -----       ------       -------------   -------------
    A        $0.1800           $ -            $ -
    B        $    -            $ -            $ -
    C        $0.0100           $ -            $ -
    R        $0.1600           $ -            $ -
    Y        $0.2900           $ -            $ -

                       4/30/07 - 6/30/07
                       -----------------
         Net Investment     Short-Term      Long-Term
 Class       Income       Capital Gains   Capital Gains
 -----       ------       -------------   -------------
   Z    $0.1600          $ -                  $ -


--------------------------------------------------------------------------------
INDEX DEFINITIONS
--------------------------------------------------------------------------------

   The Standard & Poor's 500 (S&P) Index is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

   The index defined here pertains to the "Value of $10,000 Investment" charts on pages 11-16.

Pioneer Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund at public offering price, compared to that of the Standard & Poor's 500 Index.

[the following data is represented as a mountain chart in the printed material]

                        Standard &
        Pioneer         Poor's 500
         Fund             Index
6/97      9425            10000
         12428            13017
6/99     15348            15978
         16681            17137
6/01     15192            14597
         12973            11973
6/03     12264            12003
         14489            14295
6/05     15705            15199
         17652            16509
6/07     21204            19906

Average Annual Total Returns
(As of June 30, 2007)
                                  Net Asset    Public Offering
Period                           Value (NAV)     Price (POP)
10 Years                            8.45%         7.81%
5 Years                            10.33          9.03
1 Year                             20.13         13.21
----------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2007)
                                   Gross         Net
                                   1.11%         1.11%
----------------------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07                                        CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's 500 Index.

[the following data is represented as a mountain chart in the printed material]

                        Standard &
        Pioneer         Poor's 500
         Fund             Index
6/97     10000            10000
         13068            13017
6/99     15992            15978
         17236            17137
6/01     15563            14597
         13177            11973
6/03     12348            12003
         14452            14295
6/05     15528            15199
         17286            16509
6/07     20595            19906

Average Annual Total Returns
(As of June 30, 2007)
                                      If          If
Period                               Held      Redeemed
10 Years                             7.49%       7.49%
5 Years                              9.34        9.34
1 Year                              19.14       15.14
----------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2007)
                                    Gross       Net
                                    1.97%       1.97%
----------------------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's 500 Index.

[the following data is represented as a mountain chart in the printed material]

                        Standard &
        Pioneer         Poor's 500
         Fund             Index
6/97     10000            10000
         13072            13017
6/99     16003            15978
         17250            17137
6/01     15587            14597
         13208            11973
6/03     12386            12003
         14514            14295
6/05     15605            15199
         17406            16509
6/07     20741            19906

Average Annual Total Returns
(As of June 30, 2007)
                                     If          If
Period                              Held      Redeemed
10 Years                             7.57%       7.57%
5 Years                              9.45        9.45
1 Year                              19.16       19.16
----------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2007)
                                     Gross       Net
                                     1.89%       1.89%
----------------------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07                                        CLASS R SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's 500 Index.

[the following data is represented as a mountain chart in the printed material]

                        Standard &
        Pioneer         Poor's 500
         Fund             Index
6/97     10000            10000
         13123            13017
6/99     16125            15978
         17438            17137
6/01     15802            14597
         13426            11973
6/03     12641            12003
         14933            14295
6/05     16172            15199
         18153            16509
6/07     21771            19906

Average Annual Total Returns
(As of June 30, 2007)
                                      If          If
Period                               Held      Redeemed
10 Years                             8.09%       8.09%
5 Years                             10.15       10.15
1 Year                              19.93       19.93
--------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2007)
                                     Gross       Net
                                     1.26%       1.26%
--------------------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's 500 Index.

[the following data is represented as a mountain chart in the printed material]

                        Standard &
        Pioneer         Poor's 500
         Fund             Index
6/97     10000            10000
         13188            13017
6/99     16290            15978
         17778            17137
6/01     16257            14597
         13939            11973
6/03     13240            12003
         15711            14295
6/05     17100            15199
         19304            16509
6/07     23278            19906


Average Annual Total Returns
(As of June 30, 2007)

                                      If          If
Period                               Held      Redeemed
10 Years                             8.82%       8.82%
5 Years                             10.80       10.80
1 Year                              20.59       20.59
-----------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2007)
                                     Gross       Net
                                     0.70%       0.70%
-----------------------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception May 6, 1999 would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07                                        CLASS Z SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's 500 Index.

[the following data is represented as a mountain chart in the printed material]

                        Standard &
        Pioneer         Poor's 500
         Fund             Index
6/97     10000            10000
         13156            13017
6/99     16205            15978
         17569            17137
6/01     15961            14597
         13595            11973
6/03     12820            12003
         15108            14295
6/05     16335            15199
         18315            16509
6/07     21963            19906

Average Annual Total Returns
(As of June 30, 2007)
                                   Net Asset    Public Offering
Period                            Value (NAV)     Price (POP)
10 Years                             8.19%         8.19%
5 Years                             10.07         10.07
1 Year                              19.90         19.90
----------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2007)
                                     Gross         Net
                                     0.85%         0.85%
----------------------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Z shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Z shares, the performance shown for Class Z shares prior to their inception April 30, 2007 would have been higher. Class Z shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)   transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Fund

Based on actual returns from January 1, 2007** through June 30, 2007.

Share Class              A            B            C            R            Y            Z
-----------------------------------------------------------------------------------------------
Beginning Account    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value On 1/1/07**

Ending Account       $1,080.20    $1,075.20    $1,075.60    $1,079.30    $1,082.10    $1,015.90
On 6/30/07

Expenses Paid        $    5.62    $   10.29    $    9.78    $    6.50    $    3.67    $    1.22
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.09%, 2.00%, 1.90%, 1.26%, 0.71% and 0.71% for Class A, Class B, Class C, Class R, Class Y and Class Z shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) (62/365 for Class Z shares).

** 4/30/07 for Class Z shares.

Pioneer Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                      (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2007** through June 30, 2007

Share Class             A            B            C            R            Y            Z
-----------------------------------------------------------------------------------------------
Beginning Account    $ 1,000.00   $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value On 1/1/07**

Ending Account       $ 1,019.39   $1,014.88    $1,015.37    $1,018.55    $1,012.27    $1,050.19
On 6/30/07

Expenses Paid        $     5.46   $    9.99    $    9.49    $    6.31    $    3.56    $    1.21
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.09%, 2.00%, 1.90%, 1.26%, 0.71% and 0.71% for Class A, Class B, Class C, Class R, Class Y and Class Z shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) (62/365 for Class Z shares).

** 4/30/07 for Class Z shares.

Pioneer Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07 (unaudited)
--------------------------------------------------------------------------------

     Shares                                                          Value
               COMMON STOCKS - 99.4%
               Energy - 6.9%
               Integrated Oil & Gas - 4.4%
  2,584,691    Chevron Corp.                                $  217,734,370
  1,633,850    Exxon Mobil Corp.                               137,047,338
                                                            --------------
                                                            $  354,781,708
                                                            --------------
               Oil & Gas Equipment & Services - 0.6%
    944,400    Weatherford Intl, Inc.*                      $   52,168,656
                                                            --------------
               Oil & Gas Exploration & Production - 1.9%
  1,125,502    Apache Corp.                                 $   91,829,708
  1,279,100    Pioneer Natural Resources Co.                    62,304,961
                                                            --------------
                                                            $  154,134,669
                                                            --------------
               Total Energy                                 $  561,085,033
                                                            --------------
               Materials - 5.3%
               Aluminum - 1.4%
  2,806,824    Alcoa, Inc.                                  $  113,760,577
                                                            --------------
               Diversified Chemical - 1.1%
  1,000,000    Dow Chemical Co.                             $   44,220,000
    842,774    E.I. du Pont de Nemours and Co. (b)              42,846,630
                                                            --------------
                                                            $   87,066,630
                                                            --------------
               Diversified Metals & Mining - 1.7%
  1,800,000    Rio Tinto Plc                                $  138,295,587
                                                            --------------
               Industrial Gases - 0.7%
    507,700    Air Products & Chemicals, Inc.               $   40,803,849
    300,000    Praxair, Inc.                                    21,597,000
                                                            --------------
                                                            $   62,400,849
                                                            --------------
               Specialty Chemicals - 0.4%
    787,300    Ecolab, Inc.                                 $   33,617,710
                                                            --------------
               Total Materials                              $  435,141,353
                                                            --------------
               Capital Goods - 10.7%
               Aerospace & Defense - 2.7%
  1,254,200    General Dynamics Corp.                       $   98,103,524
  1,669,200    United Technologies Corp.                       118,396,356
                                                            --------------
                                                            $  216,499,880
                                                            --------------

The accompanying notes are an integral part of these financial statements.   19

Pioneer Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

     Shares                                                                    Value
               Construction & Farm Machinery & Heavy Trucks - 5.2%
  1,367,500    Caterpillar, Inc.                                      $  107,075,250
  1,183,200    Deere & Co.                                               142,859,568
  1,997,500    PACCAR, Inc.                                              173,862,400
                                                                      --------------
                                                                      $  423,797,218
                                                                      --------------
               Electrical Component & Equipment - 1.1%
  1,120,600    Emerson Electric Co.                                   $   52,444,080
    554,100    Rockwell International Corp.                               38,476,704
                                                                      --------------
                                                                      $   90,920,784
                                                                      --------------
               Industrial Conglomerates - 1.4%
    665,200    3M Co.                                                 $   57,732,708
  1,532,300    General Electric Co.                                       58,656,444
                                                                      --------------
                                                                      $  116,389,152
                                                                      --------------
               Industrial Machinery - 0.3%
    253,300    Parker Hannifin Corp.                                  $   24,800,603
                                                                      --------------
               Total Capital Goods                                    $  872,407,637
                                                                      --------------
               Transportation - 3.9%
               Airlines - 1.1%
  1,736,200    Delta Air Lines, Inc.*(b)                              $   34,203,140
  4,038,600    Southwest Airlines Co.                                     60,215,526
                                                                      --------------
                                                                      $   94,418,666
                                                                      --------------
               Railroads - 2.8%
    766,500    Burlington Northern, Inc.                              $   65,259,810
  3,043,600    Norfolk Southern Corp.                                    160,002,052
                                                                      --------------
                                                                      $  225,261,862
                                                                      --------------
               Total Transportation                                   $  319,680,528
                                                                      --------------
               Automobiles & Components - 2.6%
               Auto Parts & Equipment - 1.8%
  1,286,000    Johnson Controls, Inc.                                 $  148,880,220
                                                                      --------------
               Automobile Manufacturers - 0.8%
  6,953,191    Ford Motor Corp. (b)                                   $   65,499,059
                                                                      --------------
               Total Automobiles & Components                         $  214,379,279
                                                                      --------------

20 The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Shares                                                           Value
               Consumer Durables & Apparel - 0.2%
               Apparel, Accessories & Luxury Goods - 0.2%
    503,800    Liz Claiborne, Inc. (b)                       $   18,791,740
                                                             --------------
               Total Consumer Durables & Apparel             $   18,791,740
                                                             --------------
               Media - 5.8%
               Movies & Entertainment - 0.5%
  1,079,200    The Walt Disney Co.                           $   36,843,888
                                                             --------------
               Publishing - 5.3%
    948,000    Gannett Co.                                   $   52,092,600
  3,494,400    John Wiley & Sons, Inc.+                         168,744,576
  3,121,800    McGraw-Hill Co., Inc.                            212,532,144
                                                             --------------
                                                             $  433,369,320
                                                             --------------
               Total Media                                   $  470,213,208
                                                             --------------
               Retailing - 5.0%
               Department Stores - 1.9%
  1,014,200    J.C. Penney Co., Inc.                         $   73,407,796
  1,580,100    Nordstrom, Inc.                                   80,774,712
                                                             --------------
                                                             $  154,182,508
                                                             --------------
               General Merchandise Stores - 1.8%
  2,284,700    Target Corp.                                  $  145,306,920
                                                             --------------
               Home Improvement Retail - 0.7%
  2,015,200    Lowe's Companies, Inc.                        $   61,846,488
                                                             --------------
               Specialty Stores - 0.6%
    600,300    Barnes & Noble, Inc.                          $   23,093,541
  1,100,000    Staples, Inc.                                     26,103,000
                                                             --------------
                                                             $   49,196,541
                                                             --------------
               Total Retailing                               $  410,532,457
                                                             --------------
               Food & Drug Retailing - 2.8%
               Drug Retail - 2.1%
  1,213,800    CVS Corp.                                     $   44,243,010
  2,854,500    Walgreen Co.                                     124,284,930
                                                             --------------
                                                             $  168,527,940
                                                             --------------

The accompanying notes are an integral part of these financial statements.   21

Pioneer Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

     Shares                                                     Value
               Food Distributors - 0.7%
  1,732,400    Sysco Corp.                             $   57,151,876
                                                       --------------
               Total Food & Drug Retailing             $  225,679,816
                                                       --------------
               Food, Beverage & Tobacco - 7.3%
               Packaged Foods & Meats - 5.3%
  1,716,000    Campbell Soup Co.                       $   66,597,960
    910,600    General Mills, Inc.                         53,197,252
  1,506,750    H.J. Heinz Co., Inc.                        71,525,423
  1,525,000    Hershey Foods Corp. (b)                     77,195,500
    676,500    Kellogg Co.                                 35,035,935
  2,500,000    Kraft Foods, Inc.                           88,125,000
  2,558,900    Sara Lee Corp.                              44,524,860
                                                       --------------
                                                       $  436,201,930
                                                       --------------
               Soft Drinks - 2.0%
  1,000,000    Coca-Cola Co.                           $   52,310,000
  1,648,890    PepsiCo, Inc.                              106,930,517
                                                       --------------
                                                       $  159,240,517
                                                       --------------
               Total Food, Beverage & Tobacco          $  595,442,447
                                                       --------------
               Household & Personal Products - 1.7%
               Household Products - 1.4%
    303,300    Clorox Co.                              $   18,834,930
  1,434,200    Colgate-Palmolive Co. (b)                   93,007,870
                                                       --------------
                                                       $  111,842,800
                                                       --------------
               Personal Products - 0.3%
    581,300    Estee Lauder Co.                        $   26,454,963
                                                       --------------
               Total Household & Personal Products     $  138,297,763
                                                       --------------

22 The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Shares                                                        Value
               Health Care Equipment & Services - 5.6%
               Health Care Equipment - 5.6%
  1,540,300    Becton, Dickinson & Co.                    $  114,752,350
  2,000,000    Biomet, Inc.                                   91,440,000
    952,600    C. R. Bard, Inc.                               78,713,338
  1,073,100    Medtronic, Inc.                                55,650,966
  1,512,100    St. Jude Medical, Inc.*                        62,737,029
    600,000    Zimmer Holdings, Inc.*                         50,934,000
                                                          --------------
                                                          $  454,227,683
                                                          --------------
               Total Health Care Equipment & Services     $  454,227,683
                                                          --------------
               Pharmaceuticals & Biotechnology - 7.4%
               Pharmaceuticals - 7.4%
  1,599,700    Abbott Laboratories                        $   85,663,935
  1,103,000    Barr Laboratorie, Inc.*                        55,403,690
  1,099,300    Eli Lilly & Co.                                61,428,884
    975,403    Merck & Co., Inc.                              48,575,069
  1,100,000    Novartis AG (A.D.R.)                           61,677,000
  3,000,000    Pfizer, Inc.                                   76,710,000
    389,800    Roche Holdings AG                              69,355,911
  3,792,800    Schering-Plough Corp.                         115,452,832
    750,000    Teva Pharmaceutical Industries, Ltd.           30,937,500
                                                          --------------
                                                          $  605,204,821
                                                          --------------
               Total Pharmaceuticals & Biotechnology      $  605,204,821
                                                          --------------
               Banks - 7.0%
               Diversified Banks - 2.6%
  2,480,307    U.S. Bancorp                               $   81,726,116
    838,828    Wachovia Corp.                                 42,989,935
  2,455,400    Wells Fargo & Co.                              86,356,418
                                                          --------------
                                                          $  211,072,469
                                                          --------------
               Regional Banks - 3.5%
    400,300    Compass Bancshares, Inc.                   $   27,612,694
    915,700    First Horizon National Corp. (b)               35,712,300
  2,664,648    National City Corp. (b)                        88,786,071
  1,155,300    SunTrust Banks, Inc.                           99,055,422

The accompanying notes are an integral part of these financial statements.   23

Pioneer Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

     Shares                                                        Value
               Regional Banks - (continued)
    439,500    Zions Bancorporation                       $   33,801,945
                                                          --------------
                                                          $  284,968,432
                                                          --------------
               Thrifts & Mortgage Finance - 0.9%
  1,768,460    Washington Mutual, Inc.                    $   75,407,134
                                                          --------------
               Total Banks                                $  571,448,035
                                                          --------------
               Diversified Financials - 4.6%
               Asset Management & Custody Banks - 2.1%
    932,500    Federated Investors, Inc.                  $   35,742,725
  1,613,600    State Street Corp.                            110,370,240
    536,028    T. Rowe Price Associates, Inc.                 27,814,493
                                                          --------------
                                                          $  173,927,458
                                                          --------------
               Consumer Finance - 0.6%
    920,000    American Express Co.                       $   56,285,600
                                                          --------------
               Investment Banking & Brokerage - 1.0%
    968,700    Merrill Lynch & Co., Inc. (b)              $   80,963,946
                                                          --------------
               Diversified Financial Services - 0.8%
  1,366,876    Bank of America Corp.                      $   66,826,568
                                                          --------------
               Total Diversified Financials               $  378,003,572
                                                          --------------
               Insurance - 3.1%
               Life & Health Insurance - 0.5%
    600,900    MetLife, Inc.                              $   38,746,032
                                                          --------------
               Multi-Line Insurance - 0.5%
    401,100    Hartford Financial Services Group, Inc.    $   39,512,361
                                                          --------------
               Property & Casualty Insurance - 2.1%
  2,348,400    Chubb Corp.                                $  127,142,376
    760,900    Safeco Corp.                                   47,373,634
                                                          --------------
                                                          $  174,516,010
                                                          --------------
               Total Insurance                            $  252,774,403
                                                          --------------
               Software & Services - 3.2%
               Application Software - 0.6%
  1,240,400    Adobe Systems, Inc.*                       $   49,802,060
                                                          --------------

24 The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Shares                                                             Value
               Data Processing & Outsourced Services - 1.6%
  1,159,200    Automatic Data Processing, Inc.                 $   56,186,424
    552,800    DST Systems, Inc.*(b)                               43,787,288
    551,250    Fiserv, Inc.*                                       31,311,000
                                                               --------------
                                                               $  131,284,712
                                                               --------------
               Systems Software - 1.0%
  2,686,400    Microsoft Corp. (b)                             $   79,168,208
                                                               --------------
               Total Software & Services                       $  260,254,980
                                                               --------------
               Technology Hardware & Equipment - 7.6%
               Communications Equipment - 3.0%
  1,850,000    Cisco Systems, Inc.*                            $   51,522,500
  4,358,561    Motorola, Inc.                                      77,146,530
  3,978,600    Nokia Corp. (A.D.R.)                               111,838,446
                                                               --------------
                                                               $  240,507,476
                                                               --------------
               Computer Hardware - 3.0%
  2,297,400    Dell, Inc.*                                     $   65,590,770
  2,726,211    Hewlett-Packard Co.                                121,643,535
 11,058,400    Sun Microsystems, Inc.*(b)                          58,167,184
                                                               --------------
                                                               $  245,401,489
                                                               --------------
               Computer Storage & Peripherals - 0.3%
  1,320,500    EMC Corp.*                                      $   23,901,050
                                                               --------------
               Office Electronics - 1.3%
  1,865,850    Canon, Inc. (A.D.R.) (b)                        $  109,413,444
                                                               --------------
               Total Technology Hardware & Equipment           $  619,223,459
                                                               --------------
               Semiconductors - 3.1%
               Semiconductor Equipment - 0.5%
  2,296,500    Applied Materials, Inc.                         $   45,631,455
                                                               --------------
               Semiconductors - 2.6%
  3,711,300    Intel Corp.                                     $   88,180,488
  3,253,500    Texas Instruments, Inc. (b)                        122,429,205
                                                               --------------
                                                               $  210,609,693
                                                               --------------
               Total Semiconductors                            $  256,241,148
                                                               --------------

The accompanying notes are an integral part of these financial statements.   25

Pioneer Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

     Shares                                                             Value
               Telecommunication Services - 4.7%
               Integrated Telecommunication Services - 4.3%
  6,963,589    AT&T Corp.                                      $  288,988,944
  1,026,306    Verizon Communications, Inc. (b)                    42,253,018
  1,029,109    Windstream Corp.                                    15,189,649
                                                               --------------
                                                               $  346,431,611
                                                               --------------
               Wireless Telecommunication Services - 0.4%
    511,748    Alltel Corp.                                    $   34,568,577
                                                               --------------
               Total Telecommunication Services                $  381,000,188
                                                               --------------
               Utilities - 0.9%
               Electric Utilities - 0.5%
  1,112,400    Southern Co.                                    $   38,144,196
                                                               --------------
               Multi-Utilities - 0.4%
    754,100    Consolidated Edison, Inc. (b)                   $   34,024,991
                                                               --------------
               Total Utilities                                 $   72,169,187
                                                               --------------
               TOTAL COMMON STOCKS
               (Cost $4,231,495,032)                           $8,112,198,737
                                                               --------------
  Principal
     Amount
               TEMPORARY CASH INVESTMENTS - 4.8%
               Repurchase Agreement - 0.1%
$10,700,000    UBS Warburg, Inc., 4.25%, dated 6/29/07,
               repurchase price of $10,700,000 plus
               accrued interest on 7/2/06, collateralized
               by $11,107,000 U.S. Treasury Bill,
               3.375%, 11/15/08                                $   10,700,000
                                                               --------------
     Shares
               Time Deposits - 4.7%
378,130,400    Dresdner Bank AG, 5.34%                         $  378,130,400
  3,879,208    Rabobank Nederland N.V., 5.29%                       3,879,208
                                                               --------------
                                                               $  382,009,608
                                                               --------------
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $392,709,608)                             $  392,709,608
                                                               --------------
               TOTAL INVESTMENT IN SECURITIES - 104.2%
               (Cost $4,624,204,640) (a)                       $8,504,908,345
                                                               --------------
               OTHER ASSETS AND LIABILITIES - (4.2)%           $ (345,171,178)
                                                               ==============
               TOTAL NET ASSETS - 100.0%                       $8,159,737,167
                                                               ==============

26 The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

*    Non-income producing security
+ Investment held by the Fund representing 5% or more of voting stock of such company
(a) At June 30, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $4,633,912,214 was as follows:

     Aggregate gross unrealized gain for all investments in which there is
     an excess of value over tax cost                                           $3,907,352,673
     Aggregate gross unrealized loss for all investments in which there is
     an excess of tax cost over value                                              (36,356,542)
                                                                                --------------
     Net unrealized gain                                                        $3,870,996,131
                                                                                ==============

(b)  At June 30, 2007, the following securities were out on loan:

        Shares    Security                                                       Market Value
     1,679,265    Canon, Inc. (A.D.R.)                                          $   98,472,100
        32,200    Colgate-Palmolive Co.                                              2,088,170
       390,400    Consolidated Edison, Inc.                                         17,614,847
        99,100    DST Systems, Inc.*                                                 7,849,711
        84,600    Delta Air Lines, Inc.*                                             1,666,620
        85,000    E.I. du Pont de Nemours and Co.                                    4,321,400
       808,800    First Horizon National Corp.                                      31,543,200
     5,807,872    Ford Motor Corp.                                                  54,710,154
       116,800    Hershey Foods Corp.                                                5,912,416
       190,000    Liz Claiborne, Inc.                                                7,087,000
       162,000    Merrill Lynch & Co., Inc.                                         13,539,960
       540,000    Microsoft Corp.                                                   15,913,800
       271,100    National City Corp.                                                9,033,052
       556,400    State Street Corp.                                                38,057,760
       245,000    Sun Microsystems, Inc.*                                            1,288,700
       700,000    Texas Instruments, Inc.                                           26,341,000
       875,000    Verizon Communications, Inc.                                      36,023,750
                                                                                --------------
                  Total                                                         $  371,463,640
                                                                                ==============

Purchase and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2007 aggregated $319,079,655 and $689,062,896, respectively.


The accompanying notes are an integral part of these financial statements.   27

Pioneer Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/07 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities of unaffiliated issuers, at value
   (including securities loaned of $371,463,640)
   (cost $4,616,457,040)                                                $8,336,163,769
  Investment in securities of affiliated issuers, at value
   (cost $7,747,600)                                                       168,744,576
                                                                        --------------
   Total investment in securities, at value (cost $4,624,204,640)       $8,504,908,345
  Receivables -
   Investment securities sold                                               37,902,664
   Fund shares sold                                                          8,601,765
   Dividends, interest and foreign taxes withheld                            9,181,568
  Other                                                                        620,025
                                                                        --------------
     Total assets                                                       $8,561,214,367
                                                                        --------------
LIABILITIES:
  Payables -
   Investment securities purchased                                      $    4,755,130
   Fund shares repurchased                                                   6,044,801
   Upon return of securities loaned                                        382,009,608
  Due to bank                                                                6,068,524
  Due to affiliates                                                          2,293,656
  Accrued expenses                                                             305,481
                                                                        --------------
     Total liabilities                                                  $  401,477,200
                                                                        --------------
NET ASSETS:
  Paid-in capital                                                       $3,945,387,919
  Undistributed net investment income                                        1,323,573
  Accumulated net realized gain on investments and foreign currency
    transactions                                                           332,321,717
  Net unrealized gain on investments                                     3,880,703,705
  Net unrealized gain on other assets and liabilities denominated in
    foreign currencies                                                             253
                                                                        --------------
     Total net assets                                                   $8,159,737,167
                                                                        ==============
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $6,841,777,730/132,168,433 shares)                  $        51.77
                                                                        ==============
  Class B (based on $365,378,356/7,234,419 shares)                      $        50.51
                                                                        ==============
  Class C (based on $322,438,472/6,456,905 shares)                      $        49.94
                                                                        ==============
  Class R (based on $150,287,284/2,900,988 shares)                      $        51.81
                                                                        ==============
  Class Y (based on $479,753,108/9,246,371 shares)                      $        51.89
                                                                        ==============
  Class Z (based on $102,217/1,976 shares)                              $        51.73
                                                                        ==============
MAXIMUM OFFERING PRICE:
  Class A ($51.77 [divided by] 94.25%)                                  $        54.93
                                                                        ==============

28 The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
For the Six Months Ended 6/30/07
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $349,440 and
   including income from affiliated issuers of $698,880)          $ 73,616,647
  Interest                                                             477,177
  Income from securities loaned, net                                   500,905
                                                                  ------------
     Total investment income                                                      $ 74,594,729
                                                                                  ------------
EXPENSES:
  Management fees
   Basic Fee                                                      $ 23,971,474
   Performance Adjustment                                            2,162,392
  Transfer agent fees and expenses
   Class A                                                           6,062,406
   Class B                                                             631,096
   Class C                                                             338,950
   Class R                                                              28,066
   Class Y                                                              38,553
  Distribution fees
   Class A                                                           7,847,590
   Class B                                                           1,919,806
   Class C                                                           1,578,453
   Class R                                                             334,028
  Administrative reimbursements                                        901,633
  Custodian fees                                                       131,910
  Registration fees                                                     59,725
  Professional fees                                                    150,326
  Printing expense                                                     177,468
  Fees and expenses of nonaffiliated trustees                           60,592
  Miscellaneous                                                        101,780
                                                                  ============
     Total expenses                                                               $ 46,496,248
     Less fees paid indirectly                                                        (482,343)
                                                                                  ------------
     Net expenses                                                                 $ 46,013,905
                                                                                  ------------
       Net investment income                                                      $ 28,580,824
                                                                                  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain on:
   Investments                                                    $267,554,122
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                      19,984    $267,574,106
                                                                  ------------    ------------
  Change in net unrealized gain (loss) on:
   Investments                                                    $324,567,695
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                        (895)   $324,566,800
                                                                  ------------    ------------
  Net gain on investments and foreign currency transactions                       $592,140,906
                                                                                  ------------
  Net increase in net assets resulting from operations                            $620,721,730
                                                                                  ============

The accompanying notes are an integral part of these financial statements.   29

Pioneer Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/07 and the Year Ended 12/31/06, respectively

                                                         Six Months Ended          Year Ended
                                                        6/30/07 (unaudited)         12/31/06
FROM OPERATIONS:
Net investment income                                     $   28,580,824         $     64,340,929
Net realized gain on investments and foreign
  currency transactions                                      267,574,106              369,780,416
Change in net unrealized gain on investments
  and foreign currency transactions                          324,566,800              708,733,918
                                                          --------------         ----------------
    Net increase in net assets resulting
     from operations                                      $  620,721,730         $  1,142,855,263
                                                          --------------         ----------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.18 and $0.43 per share, respectively)     $  (24,235,899)        $    (54,613,099)
    Class B ($0.00 and $0.01 per share, respectively)                  -                 (103,030)
    Class C ($0.01 and $0.09 per share, respectively)            (65,117)                (595,850)
    Investor Class ($0.00 and $0.53 per share,
     respectively)                                                     -               (5,809,416)
    Class R ($0.16 and $0.38 per share, respectively)           (431,625)                (672,565)
    Class Y ($0.29 and $0.62 per share, respectively)         (2,524,294)              (4,313,591)
    Class Z ($0.16 and $0.00 per share, respectively)               (316)                       -
Net realized gain:
    Class A ($0.00 and $2.83 per share, respectively)                  -             (346,665,165)
    Class B ($0.00 and $2.83 per share, respectively)                  -              (23,621,865)
    Class C ($0.00 and $2.83 per share, respectively)                  -              (17,913,199)
    Investor Class ($0.00 and $2.83 per share,
     respectively)                                                     -              (29,273,755)
    Class R ($0.00 and $2.83 per share, respectively)                  -               (5,698,047)
    Class Y ($0.00 and $2.83 per share, respectively)                  -              (21,483,021)
                                                          --------------         ----------------
     Total distributions to shareowners                   $  (27,257,251)        $   (510,762,603)
                                                          --------------         ----------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                          $  457,307,576         $    872,557,510
Reinvestment of distributions                                 24,142,336              450,743,693
Cost of shares repurchased                                  (818,153,156)          (1,305,955,987)
                                                          --------------         ----------------
    Net increase (decrease) in net assets resulting
     from Fund share transactions                         $ (336,703,244)        $     17,345,216
                                                          --------------         ----------------
    Net increase in net assets                            $  256,761,235         $    649,437,876
NET ASSETS:
Beginning of period                                        7,902,975,932            7,253,538,056
                                                          --------------         ----------------
End of period                                             $8,159,737,167         $  7,902,975,932
                                                          ==============         ================
Undistributed net investment income                       $    1,323,573         $              -
                                                          ==============         ================

30 The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                 '07 Shares        '07 Amount     '06 Shares      '06 Amount
CLASS A                          (unaudited)      (unaudited)
Shares sold                        5,639,963    $  280,662,280     12,263,526    $  575,796,730
Conversion of Investor Class
  shares to Class A shares                 -                 -     10,918,476       523,322,574
Reinvestment of distributions        430,037        21,614,561      7,596,525       358,158,051
Less shares repurchased          (12,803,616)     (643,956,564)   (19,639,233)     (922,039,359)
                                 -----------    --------------    -----------    --------------
    Net increase (decrease)       (6,733,616)   $ (341,679,723)    11,139,294    $  535,237,996
                                 ===========    ==============    ===========    ==============
CLASS B
Shares sold                          265,289    $   12,906,371        736,274    $   33,815,613
Reinvestment of distributions             26             1,288        432,374        19,883,830
Less shares repurchased           (1,664,300)      (80,908,939)    (3,508,258)     (160,196,570)
                                 -----------    --------------    -----------    --------------
    Net decrease                  (1,398,985)   $  (68,001,280)    (2,339,610)   $ (106,497,127)
                                 ===========    ==============    ===========    ==============
CLASS C
Shares sold                          542,692    $   25,976,646      1,140,653    $   51,943,174
Reinvestment of distributions            818            40,394        252,716        11,504,548
Less shares repurchased             (759,484)      (36,652,385)    (1,556,071)      (70,354,257)
                                 -----------    --------------    -----------    --------------
    Net decrease                    (215,974)   $  (10,635,345)      (162,702)   $   (6,906,535)
                                 ===========    ==============    ===========    ==============
INVESTOR CLASS
Shares sold                                -    $            -          3,185    $      164,560
Reinvestment of distributions              -                 -        698,081        32,900,373
Conversion of Investor Class
  shares to Class A shares                 -                 -    (10,921,762)     (523,322,574)
Less shares repurchased                    -                 -     (1,485,328)      (69,346,663)
                                 -----------    --------------    -----------    --------------
    Net decrease                           -    $            -    (11,705,824)   $ (559,604,304)
                                 ===========    ==============    ===========    ==============
CLASS R
Shares sold                          923,132    $   46,260,725      1,102,187    $   51,798,096
Reinvestment of distributions          8,472           427,138        133,342         6,296,607
Less shares repurchased             (199,212)       (9,963,024)      (223,402)      (10,582,891)
                                 -----------    --------------    -----------    --------------
    Net increase                     732,392    $   36,724,839      1,012,127    $   47,511,812
                                 ===========    ==============    ===========    ==============
CLASS Y
Shares sold                        1,814,390    $   91,401,550      3,343,263    $  159,039,337
Reinvestment of distributions         40,903         2,058,955        465,151        22,000,284
Less shares repurchased             (931,439)      (46,672,244)    (1,564,467)      (73,436,247)
                                 -----------    --------------    -----------    --------------
    Net increase                     923,854    $   46,788,261      2,243,947    $  107,603,374
                                 ===========    ==============    ===========    ==============
CLASS Z*
Shares sold                            1,976    $      100,004
                                 -----------    --------------
    Net increase                       1,976    $      100,004
                                 ===========    ==============

*    Class Z shares were first publicly offered April 30, 2007.

The accompanying notes are an integral part of these financial statements.   31

Pioneer Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         Six Months
                                                           Ended          Year        Year        Year        Year        Year
                                                          6/30/07         Ended       Ended       Ended       Ended      Ended
                                                        (unaudited)     12/31/06    12/31/05    12/31/04    12/31/03    12/31/02
CLASS A
Net asset value, beginning of period                     $    48.10    $    44.21  $    42.06  $    38.00  $    30.76  $    38.87
                                                         ----------    ----------  ----------  ----------  ----------  -----------
Increase (decrease) from investment operations:
 Net investment income                                   $     0.19    $     0.43  $     0.37  $     0.35  $     0.28  $     0.27
 Net realized and unrealized gain (loss) on investments        3.66          6.72        2.31        4.05        7.24       (8.12)
                                                         ----------    ----------  ----------  ----------  ----------  ----------
  Net increase (decrease) from investment operations     $     3.85    $     7.15  $     2.68  $     4.40  $     7.52  $    (7.85)
Distributions to shareowners:
 Net investment income                                        (0.18)        (0.43)      (0.39)      (0.34)      (0.28)      (0.26)
 Net realized gain                                                -         (2.83)      (0.14)          -           -           -
                                                         ----------    ----------  ----------  ----------  ----------  ----------
Net increase (decrease) in net asset value               $     3.67    $     3.89  $     2.15  $     4.06  $     7.24  $    (8.11)
                                                         ----------    ----------  ----------  ----------  ----------  ----------
Net asset value, end of period                           $    51.77    $    48.10  $    44.21  $    42.06  $    38.00  $    30.76
                                                         ==========    ==========  ==========  ==========  ==========  ==========
Total return*                                                  8.02%        16.39%       6.40%      11.64%      24.58%     (20.26)%
Ratio of net expenses to average net assets+                   1.10%**       1.11%       1.08%       1.06%       1.09%       1.11%
Ratio of net investment income to average net assets+          0.76%**       0.90%       0.88%       0.90%       0.86%       0.75%
Portfolio turnover rate                                           8%**          9%         13%         14%          6%          7%
Net assets, end of period (in thousands)                 $6,841,778    $6,681,712  $5,648,986  $5,626,270  $5,370,888  $4,584,649
Ratios with reductions for fees paid indirectly:
 Net expenses                                                  1.09%**       1.10%       1.08%       1.06%       1.09%       1.10%
 Net investment income                                         0.77%**       0.91%       0.88%       0.90%       0.86%       0.76%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.

32 The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         Six Months
                                                           Ended          Year       Year       Year       Year       Year
                                                          6/30/07         Ended     Ended       Ended     Ended      Ended
                                                        (unaudited)     12/31/06   12/31/05   12/31/04   12/31/03   12/31/02
CLASS B
Net asset value, beginning of period                     $   46.98      $  43.21   $ 41.15    $  37.18   $ 30.14    $  38.13
                                                         ---------      --------   -------    --------   -------    --------
Increase (decrease) from investment operations:
 Net investment income (loss)                            $   (0.04)     $   0.03   $ (0.02)   $   0.01   $ (0.02)   $  (0.09)
 Net realized and unrealized gain (loss) on investments       3.57          6.58      2.24        3.96      7.08       (7.90)
                                                         ---------      --------   -------    --------   -------    --------
  Net increase (decrease) from investment operations     $    3.53      $   6.61   $  2.22    $   3.97   $  7.06    $  (7.99)
Distributions to shareowners:
 Net investment income                                           -         (0.01)    (0.02)          -     (0.02)          -
 Net realized gain                                               -         (2.83)    (0.14)          -         -           -
                                                         ---------      --------   -------    --------   -------    --------
Net increase (decrease) in net asset value               $    3.53      $   3.77   $  2.06    $   3.97   $  7.04    $  (7.99)
                                                         ---------      --------   -------    --------   -------    --------
Net asset value, end of period                           $   50.51      $  46.98   $ 43.21    $  41.15   $ 37.18    $  30.14
                                                         =========      ========   =======    ========   =======    ========
Total return*                                                 7.52%        15.43%     5.39%      10.68%    23.44%     (20.96)%
Ratio of net expenses to average net assets+                  2.02%**       1.97%     2.01%       1.93%     2.00%       1.98%
Ratio of net investment income (loss) to average
 net assets+                                                 (0.16)%**      0.04%    (0.05)%      0.02%    (0.05)%     (0.12)%
Portfolio turnover rate                                          8%**          9%       13%         14%        6%          7%
Net assets, end of period (in thousands)                 $ 365,378      $405,566   $474,139   $538,786   $555,669   $488,242
Ratios with reduction for fees paid indirectly:
 Net expenses                                                 2.00%**       1.96%     2.01%       1.93%     2.00%       1.97%
 Net investment income (loss)                                (0.14)%**      0.05%    (0.05)%      0.02%    (0.05)%     (0.11)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements. 33

Pioneer Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          Six Months
                                                            Ended          Year       Year       Year       Year        Year
                                                           6/30/07         Ended      Ended      Ended      Ended      Ended
                                                         (unaudited)     12/31/06   12/31/05   12/31/04   12/31/03    12/31/02
CLASS C
Net asset value, beginning of period                      $   46.44      $  42.78   $  40.73   $  36.84   $  29.84   $  37.74
                                                          ---------      --------   --------   --------   --------   --------
Increase (decrease) from investment operations:
 Net investment income (loss)                             $   (0.01)     $   0.06   $   0.04   $   0.04   $   0.02   $  (0.54)
 Net realized and unrealized gain (loss) on investments        3.52          6.52       2.22       3.91       7.01      (7.34)
                                                          ---------      --------   --------   --------   --------   --------
  Net increase (decrease) from investment operations      $    3.51      $   6.58   $   2.26   $   3.95   $   7.03   $  (7.88)
Distributions to shareowners:
 Net investment income                                        (0.01)        (0.09)     (0.07)     (0.06)     (0.03)     (0.02)
 Net realized gain                                                -         (2.83)     (0.14)         -          -          -
                                                          ---------      --------   --------   --------   --------   --------
Net increase (decrease) in net asset value                $    3.50      $   3.66   $   2.05   $   3.89   $   7.00   $  (7.90)
                                                          ---------      --------   --------   --------   --------   --------
Net asset value, end of period                            $   49.94      $  46.44   $  42.78   $  40.73   $  36.84   $  29.84
                                                          =========      ========   ========   ========   ========   ========
Total return*                                                  7.56%        15.52%      5.55%     10.74%     23.58%    (20.87)%
Ratio of net expenses to average net assets+                   1.91%**       1.89%      1.87%      1.84%      1.89%      1.90%
Ratio of net investment income (loss) to average
 net assets+                                                  (0.05)%**      0.12%      0.09%      0.11%      0.05%     (0.03)%
Portfolio turnover rate                                           8%**          9%        13%        14%         6%         7%
Net assets, end of period (in thousands)                  $ 322,438      $309,868   $292,453   $313,420   $292,526   $226,183
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  1.90%**       1.88%      1.87%      1.84%      1.89%      1.89%
 Net investment income (loss)                                 (0.04)%**      0.13%      0.09%      0.11%      0.05%     (0.02)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.

34 The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      Six Months
                                                         Ended       Year        Year      Year
                                                        6/30/07      Ended       Ended     Ended   4/1/03 (a)
                                                      (unaudited)   12/31/06   12/31/05  12/31/04  to 12/31/03
CLASS R
Net asset value, beginning of period                    $ 48.16     $  44.27   $ 42.11   $ 38.06   $  29.24
                                                        -------     --------   -------   -------   --------
Increase from investment operations:
 Net investment income                                  $  0.14     $   0.34   $  0.30   $  0.29   $   0.21
 Net realized and unrealized gain on investments           3.67         6.76      2.33      4.09       8.84
                                                        -------     --------   -------   -------   --------
  Net increase from investment operations               $  3.81     $   7.10   $  2.63   $  4.38   $   9.05
Distributions to shareowners:
 Net investment income                                    (0.16)       (0.38)    (0.33)    (0.33)     (0.23)
 Net realized gain                                            -        (2.83)    (0.14)        -          -
                                                        -------     --------   -------   -------   --------
Net increase in net asset value                         $  3.65     $   3.89   $  2.16   $  4.05   $   8.82
                                                        -------     --------   -------   -------   --------
Net asset value, end of period                          $ 51.81     $  48.16   $ 44.27   $ 42.11   $  38.06
                                                        =======     ========   =======   =======   ========
Total return*                                              7.93%       16.23%     6.28%    11.58%     31.02%(b)
Ratio of net expenses to average net assets+               1.26%**      1.26%     1.21%     1.14%      1.06%**
Ratio of net investment income to average net assets+      0.60%**      0.75%     0.75%     0.89%      0.65%**
Portfolio turnover rate                                       8%**         9%       13%       14%         6%
Net assets, end of period (in thousands)                $150,287    $104,439   $51,194   $16,525   $  3,055
Ratios with reduction for fees paid indirectly:
 Net expenses                                              1.26%**      1.26%     1.21%     1.14%      1.06%**
 Net investment income                                     0.60%**      0.75%     0.75%     0.89%      0.65%**

(a)  Class R shares were first publicly offered on April 1, 2003.
(b)  Not Annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements. 35

Pioneer Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          Six Months
                                                            Ended        Year       Year       Year       Year       Year
                                                           6/30/07       Ended      Ended      Ended      Ended     Ended
                                                         (unaudited)   12/31/06   12/31/05   12/31/04   12/31/03   12/31/02
CLASS Y
Net asset value, beginning of period                      $  48.23     $  44.31   $  42.16   $  38.09   $  30.82   $  38.93
                                                          --------     --------   --------   --------   --------   --------
Increase (decrease) from investment operations:
 Net investment income                                    $   0.29     $   0.60   $   0.58   $   0.52   $   0.41   $   0.41
 Net realized and unrealized gain (loss) on investments       3.66         6.77       2.28       4.06       7.28      (8.13)
                                                          --------     --------   --------   --------   --------   --------
  Net increase (decrease) from investment operations      $   3.95     $   7.37   $   2.86   $   4.58   $   7.69   $  (7.72)
Distributions to shareowners:
 Net investment income                                       (0.29)       (0.62)     (0.57)     (0.51)     (0.42)     (0.39)
 Net realized gain                                               -        (2.83)     (0.14)         -          -          -
                                                          --------     --------   --------   --------   --------   --------
Net increase (decrease) in net asset value                $   3.66     $   3.92   $   2.15   $   4.07   $   7.27   $  (8.11)
                                                          --------     --------   --------   --------   --------   --------
Net asset value, end of period                            $  51.89     $  48.23   $  44.31   $  42.16   $  38.09   $  30.82
                                                          ========     ========   ========   ========   ========   ========
Total return*                                                 8.21%       16.88%      6.83%     12.15%     25.14%    (19.92)%
Ratio of net expenses to average net assets+                  0.71%**      0.70%      0.65%      0.61%      0.61%      0.70%
Ratio of net investment income to average net assets+         1.15%**      1.31%      1.31%      1.34%      1.31%      1.17%
Portfolio turnover rate                                          8%**         9%        13%        14%         6%         7%
Net assets, end of period (in thousands)                  $479,753     $401,391   $269,333   $155,647   $139,210   $ 80,262
Ratios with reduction for fees paid indirectly:
 Net expenses                                                 0.71%**      0.70%      0.65%      0.61%      0.61%      0.69%
 Net investment income                                        1.15%**      1.31%      1.31%      1.34%      1.31%      1.18%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.

36 The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          4/30/07 to
                                                         6/30/07 (a)
                                                         (unaudited)
CLASS Z
Net asset value, beginning of period                      $ 50.61
                                                          -------
Increase from investment operations:
  Net investment income                                   $  0.11
  Net realized and unrealized gain on investments            1.17
                                                          -------
   Net increase from investment operations                $  1.28
Distributions to shareowners:
  Net investment income                                     (0.16)
                                                          -------
Net increase in net asset value                           $  1.12
                                                          -------
Net asset value, end of period                            $ 51.73
                                                          =======
Total return*                                                1.59%(b)
Ratio of net expenses to average net assets+                 0.71%**
Ratio of net investment income to average net assets+        1.31%**
Portfolio turnover rate                                         8%**
Net assets, end of period (in thousands)                  $   102
Ratios with reduction for fees paid indirectly:
  Net expenses                                               0.71%**
  Net investment income                                      1.31%**

(a)  Class Z shares were first publicly offered on April 30, 2007.
(b)  Not Annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   37

Pioneer Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07 (unaudited)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

Pioneer Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is reasonable income and capital growth.

The Fund offers six classes of shares designated as Class A, Class B, Class C, Class R, Class Y and Class Z shares. Class R shares were first publicly offered on April 1, 2003. Class Z shares were first publicly offered on April 30, 2007. As planned on December 10, 2006, Investor Class shares converted to Class A shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and Class R shareowners, respectively. There is no distribution plan for Class Y shares and Class Z shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles, that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Information regarding the Fund's principal risks is contained in the Fund's prospectus. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At June 30, 2007 there were no securities fair valued. Temporary cash investments are valued at cost which approximates market value.

     Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign

Pioneer Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

     currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price on those securities but are included with the net realized and unrealized gain or loss on investments.

C.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of current year distributions payable will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended December 31, 2006 was as follows:

--------------------------------------------------------------------------------
                                                                        2006
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                                     $ 76,235,865
Long-term capital gain                                               434,526,738
                                                                    ------------
  Total                                                             $510,762,603
                                                                    ============
--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at December 31, 2006.

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                       2006
--------------------------------------------------------------------------------
Undistributed long-term gain                                      $   74,455,185
Unrealized appreciation                                            3,546,429,584
                                                                  --------------
  Total                                                           $3,620,884,769
                                                                  ==============
--------------------------------------------------------------------------------

     The difference between book-basis and tax-basis unrealized appre ciation is attributable to the tax deferral of losses on wash sales.

D.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $602,818 in underwriting commissions on the sale of Class A shares during the six months ended June 30, 2007.

E.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively (see Note 4). Class Y and Class Z shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, and Class R shares can bear different transfer agent and distribution fees.

Pioneer Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

F.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in various Time Deposits, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

G.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. PIM receives a basic fee that is equal to 0.60% of the Fund's average daily net assets up to $7.5 billion, 0.575% on the next $2.5 billion and 0.550% on the excess over $10 billion. The basic fee is subject to a performance adjustment up to a maximum of +/-0.10% based on the Fund's investment performance as compared with the Standard and Poor's 500 Index over a rolling 36-month period. In addition, the fee is further limited to a maximum annualized rate adjustment of +0.10%. For the six months ended

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

June 30, 2007, the aggregate performance adjustment resulted in an increase to the basic fee of $2,162,392. For the six months ended June 30, 2007, the net management fee was equivalent to 0.65% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At June 30, 2007, $572,929 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $1,536,793 in transfer agent fees payable to PIMSS at June 30, 2007.

4.   Distribution and Service Plans

The Fund adopted a Plan of Distribution with respect to Class A, Class B, Class C, and Class R shares in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $183,934 in distribution fees payable to PFD at June 30, 2007. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

Pioneer Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

In addition, redemptions of each class of shares (except Class R, Class Y and Class Z shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. There is no CDSC for Class R, Class Y or Class Z shares. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2007, CDSCs in the amount of $258,112 were paid to PFD.

5.   Commission Recapture and Expense Offset Arrangements

Effective July 15, 2005, the Fund has entered into commission recapture arrangements with brokers with whom PIM places trades on behalf of the Fund where they provide services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund. For the six months ended June 30, 2007, the Fund's custody expenses were reduced by $81,859 under this agreement. In addition, the Fund has entered into certain expense offset arrangements with PIMSS that may result in reduction in the Fund's transfer agent fees and expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2007, the Fund's expenses were reduced by $400,484 under these arrangements.

6.   Line of Credit

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $200 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $200 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended June 30, 2007, the Fund had no borrowings under this agreement.

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

7.   Affiliated Companies

The Fund's investments in certain companies may exceed 5% of the outstanding voting stock. Such companies are deemed affiliates of the Fund for financial reporting purposes. The following summarizes transactions with affiliates of the Fund for the six months ended June 30, 2007:

-----------------------------------------------------------------------------------------
              Beginning                                           Ending
               Balance     Purchases      Sales     Dividend     Balance
Affiliates    (shares)     (shares)     (shares)     Income      (shares)       Value
-----------------------------------------------------------------------------------------
John Wiley
and Sons      3,494,400        -           -        $349,440    3,494,400    $168,744,576
-----------------------------------------------------------------------------------------

8.   New Pronouncements

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                        Officers
John F. Cogan, Jr., Chairman                    John F. Cogan, Jr., President
David R. Bock                                   Daniel K. Kingsbury, Executive
Mary K. Bush                                      Vice President
Margaret B.W. Graham                            Vincent Nave, Treasurer
Thomas J. Perna                                 Dorothy E. Bourassa, Secretary
Marguerite A. Piret
John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

46
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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFoneSM for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

     Visit our web site:                              www.pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 29, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 29, 2007

* Print the name and title of each signing officer under his or her signature.